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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743

                                  Spectra Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)


                              Mr. Frederick A. Blum
                           Fred Alger Management, Inc.
                                111 Fifth Avenue
                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)


      Registrant's telephone number, including area code: 212-806-8800

      Date of fiscal year end: October 31

      Date of reporting period: January 31, 2005

ITEM 1.  Schedule of Investments.

Spectra Fund
Schedule of Investments (Unaudited)
January 31, 2005

                                                         Shares         Value
                                                         ------         -----

Common Stocks-91.9%


AEROSPACE & DEFENSE-2.3%
General Dynamics Corporation                              46,200      $4,770,150
                                                                      ----------


AIR FREIGHT & LOGISTICS-2.3%
UTI Worldwide, Inc.                                       70,000       4,821,600
                                                                      ----------


BIOTECHNOLOGY-2.9%
Gilead Sciences, Inc.*                                   106,100       3,511,910
Onyx Pharmaceuticals, Inc.*                               21,000         609,840
Serologicals Corporation*                                 79,600       1,881,744
                                                                      ----------
                                                                       6,003,494
                                                                      ----------


BUSINESS SERVICES-1.1%
MicroStrategy Incorporated*                               31,400       2,282,780
                                                                      ----------


CAPITAL MARKETS-1.8%
Merrill Lynch & Co., Inc.                                 63,800       3,832,466
                                                                      ----------


CHEMICALS-1.5%
Lubrizol Corporation                                      88,500       3,188,655
                                                                      ----------


COMMERCIAL BANKS-3.1%
East West Bancorp, Inc.                                  121,500       4,731,210
Wells Fargo & Company                                     27,050       1,658,165
                                                                      ----------
                                                                       6,389,375
                                                                      ----------


COMMERCIAL SERVICES & SUPPLIES-1.3%
First Marblehead Corporation (The)*                       43,500       2,798,355
                                                                      ----------


COMMUNICATION EQUIPMENT-2.8%
Brocade Communications Systems, Inc.*                    264,000       1,636,800
Nokia Oyj ADR#                                           280,000       4,278,400
                                                                      ----------
                                                                       5,915,200
                                                                      ----------


COMPUTERS & PERIPHERALS-3.5%
Apple Computer, Inc.*                                     65,650       5,048,485
Creative Technology Limited                              163,200       2,239,104
                                                                      ----------
                                                                       7,287,589
                                                                      ----------

                                                         Shares         Value
                                                         ------         -----

DIVERSIFIED FINANCIAL SERVICES-2.3%
Lehman Brothers Holdings Inc.                             53,200      $4,851,308
                                                                      ----------


ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
Celestica Inc.*                                           80,600       1,051,830
                                                                      ----------


ENERGY EQUIPMENT & SERVICES-5.9%
National-Oilwell, Inc.*                                  173,400       6,394,992
Schlumberger Limited                                      89,100       6,062,364
                                                                      ----------
                                                                      12,457,356
                                                                      ----------


FOOD & STAPLES RETAILING-2.3%
CVS Corporation                                          101,700       4,713,795
Performance Food Group Co.                                 4,900         133,329
                                                                      ----------
                                                                       4,847,124
                                                                      ----------


FREIGHT & LOGISTICS-1.5%
FedEx Corp.                                               33,850       3,237,753
                                                                      ----------


HEALTH CARE-2.3%
WellPoint Inc. *                                          39,700       4,823,550
                                                                      ----------


HEALTH CARE EQUIPMENT & SUPPLIES-1.6%
Beckman Coulter, Inc.                                     50,600       3,390,200
                                                                      ----------


HEALTH CARE PROVIDERS & SERVICES-3.7%
Caremark Rx, Inc.*                                        50,950       1,992,145
PacifiCare Health Systems, Inc.*                          93,300       5,740,749
                                                                      ----------
                                                                       7,732,894
                                                                      ----------


HOTELS, RESTAURANTS & LEISURE-2.7%
Hilton Hotels Corporation                                249,500       5,551,375
                                                                      ----------


HOUSEHOLD PRODUCTS-1.2%
Procter & Gamble Company                                  47,100       2,507,133
                                                                      ----------


INDUSTRIAL CONGLOMERATES-4.9%
General Electric Company                                 135,500       4,895,615
Tyco International Ltd.                                  150,900       5,453,526
                                                                      ----------
                                                                      10,349,141
                                                                      ----------


INFORMATION TECHNOLOGY SERVICES-1.3%
Automatic Data Processing, Inc.                           49,100       2,134,868
Sapient Corporation*                                      68,600         540,568
                                                                      ----------
                                                                       2,675,436
                                                                      ----------


INSURANCE-3.5%
ACE Limited                                               97,500       4,231,500
American International Group, Inc.                        31,000       2,054,990
St. Paul Travelers Companies, Inc. (The)                  28,200       1,058,628
                                                                      ----------
                                                                       7,345,118
                                                                      ----------

                                                         Shares         Value
                                                         ------         -----

INTERNET SOFTWARE & SERVICES-7.1%
aQuantive, Inc.*                                          56,500     $   523,755
Google Inc. Cl A*                                         16,700       3,267,021
Netease.com Inc. ADR*#                                    86,300       3,637,545
VeriSign, Inc.*                                           68,400       1,767,456
Yahoo! Inc. *                                            162,200       5,711,062
                                                                     -----------
                                                                      14,906,839
                                                                     -----------


LEISURE & ENTERTAINMENT-2.3%
Shanda Interactive Entertainment Ltd. *                  147,100       4,824,880
                                                                     -----------


MEDIA-4.3%
News Corporation Cl. A                                   136,500       2,320,500
Time Warner Inc.*                                        214,500       3,861,000
Viacom Inc. Cl. B                                         75,100       2,804,234
                                                                     -----------
                                                                       8,985,734
                                                                     -----------


METALS & MINING-1.6%
Peabody Energy Corporation                                38,400       3,254,400
                                                                     -----------


PERSONAL PRODUCTS-2.2%
Parlux Fragrances, Inc.*                                 202,900       4,514,525
                                                                     -----------


PHARMACEUTICALS-5.5%
Eli Lilly and Company                                     15,400         835,296
IVAX Corporation*                                         25,000         375,750
Johnson & Johnson                                         68,100       4,406,070
Sanofi-Aventis ADR#                                      110,400       4,109,088
Sepracor Inc.*                                            29,600       1,692,528
                                                                     -----------
                                                                      11,418,732
                                                                     -----------


ROAD & RAIL-.5%
Burlington Northern Santa Fe Corporation                  23,500       1,132,230
                                                                     -----------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.5%
ATI Technologies Inc.*                                   202,500       3,509,325
Broadcom Corporation Cl. A *                              36,200       1,152,246
Sigmatel Incorporated*                                    16,000         630,560
                                                                     -----------
                                                                       5,292,131
                                                                     -----------


SOFTWARE-6.5%
Check Point Software Technologies Ltd.*                  128,650       3,123,622
Cognos, Inc.*                                             36,200       1,497,594
Microsoft Corporation                                    216,400       5,686,992
Oracle Corporation*                                      230,900       3,179,493
                                                                     -----------
                                                                      13,487,701
                                                                     -----------


SPECIALTY RETAIL-1.9%
Bed Bath & Beyond Inc.*                                   99,400       4,004,826
                                                                     -----------

                                                         Shares         Value
                                                         ------         -----

TEXTILES, APPAREL & LUXURY GOODS-1.2%
Coach, Inc.*                                              44,200    $  2,479,620
                                                                    ------------


Total Common Stocks (Cost $180,072,330)                              192,411,500

                                                        Principal
                                                         Amount
                                                         ------

U.S. Agency Obligations-8.6%
Federal Home Loan Banks   1.80%,  2/1/05             $18,090,000      18,090,000
                                                                    ------------


Total Investments (Cost $198,162,330)                     100.6%     210,501,500

Liabilities in Excess of Other Assets                      -0.6%      -1,199,266
                                                          ------    ------------

Net Assets                                                100.0%     209,302,234
                                                     ===========================



*   Non-income producing securities.

#   American Depositary Receipts.

(a) At January 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $198,162,330 amounted to $12,339,169 which consisted of aggregate gross unrealized appreciation of $15,537,901 and agregate gross unrealized depreciation of $3,198,732.


                       See Notes to Financial Statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: March 11, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 11, 2005